SCHEDULE OF CONSOLIDATED STATEMENTS OF OPERATIONS COMPONENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Service costs	$ 81	$ 65	$ 65
Interest costs	984	1,353	1,663
Amortization of actuarial losses	17	3	1
Amortization of past service cost	$ 113	$ 27	$ 27
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Amortization of Prior Service Cost (Credit), Statement of Income or Comprehensive Income [Extensible Enumeration]	Changes in post-employment and termination benefits	Changes in post-employment and termination benefits	Changes in post-employment and termination benefits
Net periodic benefit cost	$ 1,195	$ 1,448	$ 1,756